Shareholders' equity, capital distribution and earnings per share - Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share
Net income (loss) attributable to shareholders of the company	$ 11,885	$ 28,746	$ 8,563
Weighted average number of ordinary shares outstanding	3,021	3,174
Basic earnings per share (in USD)	$ 3.93	$ 9.06	$ 2.64
Diluted earnings per share
Net income (loss) attributable to shareholders of the company	$ 11,885	$ 28,746	$ 8,563
Weighted average number of ordinary shares outstanding, diluted	3,027	3,183
Diluted earnings per share (in USD)	$ 3.93	$ 9.03	$ 2.63